Supplemental Financial Information - Additional Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid during the period for:
Interest, net of amounts capitalized	$ 138,040	$ 289,457	$ 286,506
Income taxes paid (refunded), net	(133,708)	8,181	(107,554)
Noble Finance Company
Cash paid during the period for:
Interest, net of amounts capitalized	138,040	289,457	286,506
Income taxes paid (refunded), net	$ (133,708)	$ 8,181	$ (107,554)